Federated Government Income Trust
Portfolio of Investments
October 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—97.0%
		Federal Home Loan Mortgage Corporation—18.9%
$3,153,737		3.000%, 5/1/2045	$3,239,840
315,098		3.500%, 11/1/2025	326,620
988,294		3.500%, 8/1/2026	1,025,052
1,082,066		3.500%, 6/1/2032	1,132,782
2,309,407		3.500%, 5/1/2046	2,403,214
12,251,057		3.500%, 9/1/2047	12,691,265
2,098,645		3.500%, 10/1/2047	2,170,775
8,082,091		3.500%, 11/1/2047	8,375,025
14,268,846		4.000%, 6/1/2049	14,803,717
462,354		4.500%, 3/1/2024	479,496
451,164		4.500%, 11/1/2039	488,914
590,062		4.500%, 5/1/2040	639,250
954,561		4.500%, 6/1/2040	1,034,133
180,866		4.500%, 9/1/2040	195,886
183,254		5.000%, 8/1/2023	190,284
51,175		5.500%, 12/1/2021	52,574
6,744		5.500%, 1/1/2022	6,943
6,097		5.500%, 1/1/2022	6,278
50,986		5.500%, 1/1/2022	52,322
725,650		5.500%, 5/1/2034	810,729
19,449		5.500%, 12/1/2035	21,800
155,960		5.500%, 3/1/2036	175,085
311,869		5.500%, 1/1/2038	350,383
137,787		5.500%, 3/1/2038	154,981
114,920		5.500%, 11/1/2038	128,968
113,883		5.500%, 1/1/2039	128,122
114,361		6.000%, 3/1/2038	132,003
19,789		6.500%, 9/1/2029	22,049
31,927		7.000%, 2/1/2031	37,005
36,553		7.000%, 10/1/2031	41,156
53,436		7.000%, 1/1/2032	61,982
68,051		7.000%, 3/1/2032	78,425
111,739		7.500%, 6/1/2027	125,906
15,943		7.500%, 8/1/2029	18,449
2,130		7.500%, 3/1/2030	2,478
4,795		7.500%, 1/1/2031	5,551
98,236		7.500%, 2/1/2031	113,877
		TOTAL	51,723,319
		Federal National Mortgage Association—30.8%
2,837,894		3.000%, 6/1/2027	2,912,163
2,038,885		3.000%, 7/1/2027	2,092,244
1,341,647		3.000%, 6/1/2032	1,386,662
3,792,716		3.000%, 8/1/2032	3,919,968
2,922,858		3.000%, 8/1/2045	2,999,916
3,421,904		3.000%, 8/1/2045	3,512,119

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$16,478,559		3.000%, 10/1/2046	$16,943,900
641,932		3.500%, 1/1/2026	665,807
6,389,489		3.500%, 12/1/2041	6,718,914
1,184,395		3.500%, 4/1/2042	1,245,459
423,489		3.500%, 9/1/2042	444,926
3,093,297		3.500%, 9/1/2042	3,263,412
434,598		3.500%, 9/1/2042	456,597
879,766		3.500%, 12/1/2042	924,712
3,363,071		4.000%, 12/1/2031	3,567,958
2,427,580		4.000%, 12/1/2041	2,597,475
8,812,355		4.000%, 12/1/2041	9,442,859
2,558,759		4.000%, 6/1/2042	2,731,437
5,521,895		4.000%, 12/1/2042	5,911,798
1,970,376		4.500%, 9/1/2041	2,138,937
1,097,918		4.500%, 10/1/2041	1,186,696
2,289,451		4.500%, 11/1/2041	2,470,284
157,205		4.500%, 11/1/2041	169,622
1,123,327		4.500%, 1/1/2042	1,212,054
155,720		5.000%, 10/1/2023	161,571
96,471		5.000%, 4/1/2024	100,632
1,189,900		5.000%, 1/1/2040	1,311,806
421,185		5.500%, 12/1/2035	472,261
23,317		6.000%, 2/1/2022	24,088
692,415		6.000%, 2/1/2033	784,153
30,874		6.000%, 5/1/2036	35,526
145,577		6.000%, 7/1/2036	167,551
412,596		6.000%, 1/1/2037	474,719
39,506		6.000%, 9/1/2037	45,540
62,138		6.000%, 9/1/2037	71,697
126,657		6.000%, 6/1/2038	145,604
90,104		6.000%, 8/1/2038	104,022
39,966		6.000%, 10/1/2038	46,145
2,143		6.500%, 12/1/2027	2,382
3,183		6.500%, 6/1/2029	3,601
9,367		6.500%, 7/1/2029	10,587
2,041		6.500%, 8/1/2029	2,298
8,644		6.500%, 8/1/2029	9,718
198,412		6.500%, 5/1/2032	226,889
37,316		6.500%, 12/1/2035	43,546
29,374		6.500%, 7/1/2037	34,648
401,349		6.500%, 8/1/2037	471,428
67,235		6.500%, 9/1/2037	79,312
1,248		7.000%, 7/1/2029	1,419
5,418		7.000%, 9/1/2029	5,703
310		7.000%, 10/1/2031	332
53,789		7.000%, 11/1/2031	62,451
18,977		7.000%, 12/1/2031	21,914
48,290		7.000%, 12/1/2031	56,272
22,232		7.000%, 12/1/2031	25,444

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$2,007		7.000%, 12/1/2031	$2,042
6,825		7.000%, 1/1/2032	7,899
34,312		7.000%, 2/1/2032	40,059
19,423		7.500%, 7/1/2028	22,344
40,235		7.500%, 8/1/2031	46,929
63,923		8.000%, 12/1/2026	71,990
7,106		10.000%, 9/1/2021	7,391
14		10.000%, 11/1/2021	14
		TOTAL	84,117,846
		Government National Mortgage Association—21.4%
2,056,925		3.500%, 12/15/2040	2,178,891
4,440,009		3.500%, 9/15/2041	4,703,279
868,562		3.500%, 1/15/2042	920,063
1,897,214		3.500%, 2/15/2042	2,009,709
410,289		3.500%, 8/15/2042	434,617
3,032,936		3.500%, 8/20/2042	3,199,449
996,956		3.500%, 9/15/2042	1,055,135
6,940,271		3.500%, 9/20/2047	7,230,214
3,266,805		4.000%, 3/15/2042	3,498,581
1,497,849		4.000%, 8/15/2042	1,609,736
754,186		4.000%, 12/15/2042	806,751
2,369,172		4.000%, 2/15/2043	2,555,771
1,174,594		4.000%, 2/15/2043	1,263,436
2,766,832		4.000%, 3/15/2043	2,984,752
812,039		4.000%, 3/15/2043	875,996
1,545,923		4.000%, 3/15/2043	1,662,851
1,117,039		4.000%, 3/15/2043	1,195,943
2,056,578		4.500%, 6/15/2040	2,242,795
2,979,776		4.500%, 8/15/2040	3,246,792
1,296,854		4.500%, 8/15/2040	1,413,065
1,889,792		4.500%, 11/15/2040	2,059,136
694,116		4.500%, 1/15/2042	754,581
697,763		5.000%, 10/15/2033	761,679
2,229,430		5.000%, 2/15/2040	2,468,718
1,062,061		5.000%, 9/15/2041	1,177,454
1,004,309		5.000%, 10/15/2041	1,112,103
192,401		5.500%, 4/15/2034	212,645
523,215		5.500%, 6/15/2034	580,768
56,126		6.000%, 1/15/2032	63,156
245,043		6.000%, 5/15/2036	279,152
6,196		6.500%, 5/15/2027	6,824
4,775		6.500%, 1/15/2029	5,360
13,144		6.500%, 1/15/2029	14,697
8,833		6.500%, 1/20/2029	9,838
4,946		6.500%, 2/15/2029	5,354
10,013		6.500%, 3/15/2029	11,211
9,973		6.500%, 3/15/2029	11,208
3,089		6.500%, 3/20/2029	3,450
4,501		6.500%, 5/20/2029	5,035

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$10,087		6.500%, 7/20/2029	$11,282
4,813		6.500%, 8/20/2029	5,395
2,351		6.500%, 10/20/2029	2,624
3,825		6.500%, 11/20/2029	4,311
2,948		6.500%, 10/20/2030	3,335
5,854		6.500%, 4/20/2031	6,641
2,914		6.500%, 5/20/2031	3,308
17,061		6.500%, 6/20/2031	19,377
8,000		6.500%, 7/15/2031	9,080
802		6.500%, 7/15/2031	915
4,650		6.500%, 7/20/2031	5,281
5,008		6.500%, 10/20/2031	5,697
4,235		6.500%, 11/20/2031	4,820
12,478		6.500%, 1/20/2032	14,188
187,615		6.500%, 10/20/2038	218,877
18,031		7.000%, 6/15/2026	19,834
6,500		7.000%, 6/15/2026	7,136
7,152		7.000%, 12/15/2026	7,836
9,818		7.000%, 6/15/2027	10,820
1,643		7.000%, 10/15/2027	1,822
9,966		7.000%, 11/15/2027	11,004
4,956		7.000%, 2/15/2028	5,482
14,962		7.000%, 4/15/2028	16,695
23,073		7.000%, 6/15/2028	25,892
3,464		7.000%, 6/15/2028	3,894
25,413		7.000%, 7/15/2028	28,473
10,153		7.000%, 7/15/2028	11,320
49,363		7.000%, 8/15/2028	55,772
9,891		7.000%, 8/15/2028	11,073
4,066		7.000%, 9/15/2028	4,563
1,313		7.000%, 9/15/2028	1,450
6,225		7.000%, 10/15/2028	6,980
9,096		7.000%, 10/15/2028	10,254
17,555		7.000%, 10/15/2028	19,669
54,145		7.000%, 11/15/2028	61,348
5,033		7.000%, 11/15/2028	5,234
55,572		7.000%, 12/15/2028	61,692
14,487		7.000%, 12/15/2028	16,426
20,197		7.000%, 12/15/2028	22,610
16,720		7.000%, 12/15/2028	18,763
4,072		7.000%, 1/15/2029	4,608
5,402		7.000%, 1/15/2029	6,125
5,422		7.000%, 1/15/2029	6,065
3,332		7.000%, 1/15/2029	3,606
11,615		7.000%, 1/15/2029	13,170
2,623		7.000%, 1/15/2029	2,964
10,303		7.000%, 1/15/2029	11,607
14,233		7.000%, 1/15/2029	16,160
32,643		7.000%, 1/15/2029	37,037

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$13,010		7.000%, 1/15/2029	$14,677
2,496		7.000%, 1/15/2029	2,640
11,105		7.000%, 2/15/2029	12,338
2,999		7.000%, 2/15/2029	3,401
4,427		7.000%, 2/15/2029	4,611
7,037		7.000%, 2/15/2029	7,967
2,432		7.000%, 2/15/2029	2,744
10,840		7.000%, 2/15/2029	12,265
257		7.000%, 2/15/2029	288
135		7.000%, 2/15/2029	148
1,382		7.000%, 3/15/2029	1,551
3,377		7.000%, 3/15/2029	3,809
11,163		7.000%, 3/15/2029	12,370
1,138		7.000%, 3/15/2029	1,292
1,105		7.000%, 3/15/2029	1,256
1,777		7.000%, 3/15/2029	2,020
1,150		7.000%, 3/15/2029	1,303
85		7.000%, 3/15/2029	87
2,484		7.000%, 3/15/2029	2,787
10,504		7.000%, 4/15/2029	11,943
48,567		7.000%, 4/15/2029	55,028
10,092		7.000%, 4/15/2029	11,481
2,660		7.000%, 4/15/2029	3,014
2,198		7.000%, 4/15/2029	2,478
37		7.000%, 4/15/2029	42
5,647		7.000%, 4/15/2029	6,389
10,215		7.000%, 4/15/2029	11,427
7,513		7.000%, 4/15/2029	8,215
235		7.000%, 4/15/2029	267
3,282		7.000%, 5/15/2029	3,716
965		7.000%, 5/15/2029	1,091
2,471		7.000%, 5/15/2029	2,807
2,992		7.000%, 5/15/2029	3,406
3,034		7.000%, 5/15/2029	3,435
8,066		7.000%, 6/15/2029	9,165
2,884		7.000%, 6/15/2029	3,283
3,972		7.000%, 6/15/2029	4,485
313		7.000%, 6/15/2029	357
744		7.000%, 6/15/2029	848
11,397		7.000%, 6/15/2029	12,931
1,825		7.000%, 6/15/2029	2,077
885		7.000%, 6/15/2029	1,006
6,683		7.000%, 7/15/2029	7,572
2,327		7.000%, 7/15/2029	2,581
11,841		7.000%, 7/15/2029	13,462
60,056		7.000%, 7/15/2029	68,045
10,699		7.000%, 7/15/2029	12,188
1,168		7.000%, 7/15/2029	1,314
2,424		7.000%, 7/15/2029	2,748

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,930		7.000%, 7/15/2029	$6,755
2,886		7.000%, 7/15/2029	3,239
7,349		7.000%, 7/15/2029	8,338
1,030		7.000%, 8/15/2029	1,172
2,047		7.000%, 8/15/2029	2,335
2,355		7.000%, 8/15/2029	2,662
1,566		7.000%, 8/15/2029	1,786
10,686		7.000%, 8/15/2029	12,037
3,945		7.000%, 9/15/2029	4,463
13,452		7.000%, 9/15/2029	15,263
6,273		7.000%, 9/15/2029	7,160
4,865		7.000%, 9/15/2029	5,541
7,468		7.000%, 9/15/2029	8,502
2,054		7.000%, 11/15/2029	2,337
19,454		7.000%, 12/15/2029	22,042
2,913		7.000%, 12/15/2029	2,972
4,625		7.000%, 12/15/2029	5,229
3,529		7.000%, 1/15/2030	4,020
20,548		7.000%, 1/15/2030	23,420
11,057		7.000%, 1/15/2030	12,151
5,976		7.000%, 1/15/2030	6,732
21,445		7.000%, 2/15/2030	24,047
12,538		7.000%, 2/15/2030	14,290
11,247		7.000%, 2/15/2030	12,837
54,783		7.000%, 2/15/2030	62,475
53,849		7.000%, 3/15/2030	61,302
22,336		7.000%, 3/15/2030	25,359
6,139		7.000%, 4/15/2030	6,765
3,475		7.000%, 4/15/2030	3,966
17,193		7.000%, 6/15/2030	19,651
5,497		7.000%, 6/15/2030	6,262
46,269		7.000%, 8/15/2030	52,795
7,702		7.000%, 8/15/2030	8,745
12,021		7.000%, 9/15/2030	13,297
14,902		7.000%, 10/15/2030	17,004
6,289		7.000%, 10/15/2030	6,898
28,915		7.000%, 10/15/2030	33,085
6,059		7.000%, 11/15/2030	6,929
9,533		7.000%, 2/15/2031	10,925
113,787		7.000%, 2/15/2031	130,197
29,506		7.000%, 3/15/2031	33,797
4,250		7.000%, 3/15/2031	4,855
1,060		7.000%, 7/15/2031	1,207
455		7.000%, 9/15/2031	516
22,282		7.000%, 10/15/2031	25,615
10,090		7.000%, 11/15/2031	11,617
15,427		7.000%, 1/15/2032	17,573
9,026		7.000%, 4/15/2032	10,293
14,339		7.000%, 5/15/2032	16,407

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$773		7.000%, 11/15/2032	$858
599		7.000%, 1/15/2033	691
220,365		7.500%, 11/15/2027	248,090
180,955		7.500%, 11/15/2027	204,292
536		7.500%, 4/15/2029	611
5,271		7.500%, 7/15/2029	5,887
409		7.500%, 7/15/2029	468
9,755		7.500%, 8/15/2029	11,275
32,535		7.500%, 8/15/2029	37,056
8,712		7.500%, 8/15/2029	9,931
1,251		7.500%, 8/15/2029	1,447
25,557		7.500%, 8/15/2029	29,432
37,658		7.500%, 8/15/2029	43,556
721		7.500%, 8/15/2029	826
23,387		7.500%, 8/20/2029	26,787
4,911		7.500%, 9/15/2029	5,639
49,556		7.500%, 9/15/2029	56,675
28,379		7.500%, 10/15/2029	32,533
5,015		7.500%, 10/15/2029	5,793
3,369		7.500%, 10/15/2029	3,899
11,539		7.500%, 10/15/2029	13,003
7,225		7.500%, 12/15/2029	8,289
9,226		7.500%, 1/15/2030	10,585
15,370		7.500%, 3/20/2030	17,671
27,844		7.500%, 8/15/2030	32,018
45		7.500%, 10/15/2030	46
67,400		7.500%, 10/15/2030	75,211
13,684		7.500%, 10/15/2030	15,794
20,947		7.500%, 10/15/2030	24,192
9,907		7.500%, 11/20/2030	11,449
7,727		7.500%, 12/15/2030	8,979
7,706		7.500%, 1/15/2031	8,964
6,303		7.500%, 2/15/2031	7,324
23,741		7.500%, 4/20/2031	27,471
62,883		7.500%, 7/15/2031	72,733
1,700		7.500%, 9/15/2031	1,964
4,224		7.500%, 9/15/2031	4,358
17,018		7.500%, 10/15/2031	19,843
12,457		7.500%, 11/15/2031	14,549
13,504		7.500%, 12/15/2031	14,991
7,323		7.500%, 2/15/2032	8,571
10,591		7.500%, 3/15/2032	12,262
8,815		7.500%, 5/15/2032	10,301
2,108		8.000%, 11/15/2023	2,249
60,412		8.000%, 11/15/2027	67,658
52,905		8.000%, 11/15/2027	59,702
9,999		8.000%, 5/15/2029	11,554
95,742		8.000%, 8/15/2029	110,405
73,141		8.000%, 11/15/2029	84,743

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$30,974		8.000%, 12/15/2029	$35,712
806		8.000%, 12/15/2029	837
2,830		8.000%, 1/15/2030	3,277
14,273		8.000%, 1/15/2030	16,475
6,499		8.000%, 1/15/2030	7,478
507		8.000%, 2/15/2030	509
1,982		8.000%, 3/15/2030	2,099
12,691		8.000%, 4/15/2030	14,683
6,038		8.000%, 4/15/2030	6,958
443		8.000%, 4/15/2030	512
3,496		8.000%, 4/15/2030	4,047
6,901		8.000%, 4/15/2030	7,957
827		8.000%, 4/15/2030	954
2,124		8.000%, 5/15/2030	2,459
1,376		8.000%, 5/15/2030	1,589
8,618		8.000%, 5/15/2030	9,931
278		8.000%, 5/15/2030	318
4,961		8.000%, 5/15/2030	5,726
1,833		8.000%, 5/15/2030	2,093
11,155		8.000%, 6/15/2030	12,769
8,067		8.000%, 6/15/2030	9,309
9,438		8.000%, 6/15/2030	10,891
999		8.000%, 6/15/2030	1,155
1,535		8.000%, 6/15/2030	1,746
32,784		8.000%, 6/15/2030	37,974
67,734		8.000%, 6/15/2030	78,094
4,928		8.000%, 6/15/2030	5,675
2,622		8.000%, 7/15/2030	3,025
2,076		8.000%, 7/15/2030	2,234
46,790		8.000%, 7/15/2030	54,135
9,944		8.000%, 7/15/2030	11,518
5,685		8.000%, 7/15/2030	6,573
19,088		8.000%, 8/15/2032	22,393
22,790		8.500%, 6/15/2030	26,500
		TOTAL	58,534,160
	[2]	Uniform Mortgage-Backed Securities, TBA—25.9%
41,500,000		3.000%, 11/1/2049	42,174,711
28,000,000		3.500%, 11/1/2049	28,750,949
		TOTAL	70,925,660
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $261,648,677)	265,300,985

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—21.2%
		Federal Home Loan Mortgage Corporation—10.6%
$5,519,073	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3114, Class PF, 2.321% (1-month USLIBOR +0.400%), 2/15/2036	$5,514,762
4,609,229	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3910, Class FB, 2.421% (1-month USLIBOR +0.500%), 8/15/2041	4,627,284
18,866,823	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 4863, Class F, 2.371% (1-month USLIBOR +0.450%), 3/15/2049	18,852,701
		TOTAL	28,994,747
		Federal National Mortgage Association—3.0%
1,473,755	[3,4]	Federal National Mortgage Association REMIC, Series 2007-84, Class FN, 2.322% (1-month USLIBOR +0.500%), 8/25/2037	1,477,778
6,858,368	[3,4]	Federal National Mortgage Association REMIC, Series 2018-95, Class FB, 2.222% (1-month USLIBOR +0.400%), 1/25/2049	6,852,423
		TOTAL	8,330,201
		Government National Mortgage Association—7.6%
9,044,164	[3,4]	Government National Mortgage Association REMIC, Series 2016-116, Class DF, 2.246% (1-month USLIBOR +0.400%), 9/20/2046	9,008,917
6,387,378	[3,4]	Government National Mortgage Association REMIC, Series 2019-10, Class FC, 2.296% (1-month USLIBOR +0.450%), 1/20/2049	6,392,591
5,317,863	[3,4]	Government National Mortgage Association REMIC, Series 2019-6, Class FJ, 2.246% (1-month USLIBOR +0.400%), 1/20/2049	5,310,569
		TOTAL	20,712,077
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $57,975,147)	58,037,025
		U.S. TREASURY—1.5%
		U.S. Treasury Notes—1.5%
4,011,960		U.S. Treasury Inflation-Protected Notes, 0.250%, 7/15/2029 (IDENTIFIED COST $4,082,931)	4,048,735
		INVESTMENT COMPANY—6.1%
16,745,887	[4]	Federated Government Obligations Fund, Premier Shares, 1.75%[5] (IDENTIFIED COST $16,745,887)	16,745,887
		TOTAL INVESTMENT IN SECURITIES—125.8% (IDENTIFIED COST $340,452,642)	344,132,632
		OTHER ASSETS AND LIABILITIES - NET—(25.8)%[6]	(70,527,447)
		TOTAL NET ASSETS—100%	$273,605,185
At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 5-Year Short Futures	75	$8,940,234	December 2019	$52,303
[7]United States Treasury Notes 10-Year Ultra Short Futures	64	$9,095,000	December 2019	$126,897
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$179,200
The average notional value of short futures contracts held by the Fund throughout the period was $20,661,074. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities–Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2019	12,066,546
Purchases/Additions	88,909,269
Sales/Reductions	(84,229,928)
Balance of Shares Held 10/31/2019	16,745,887
Value	$16,745,887
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$223,696
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	7-day net yield.
6	Assets, other than investment in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2019.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$265,300,985	$—	$265,300,985
Collateralized Mortgage Obligations	—	58,037,025	—	58,037,025
U.S. Treasury	—	4,048,735	—	4,048,735
Investment Company	16,745,887	—	—	16,745,887
TOTAL SECURITIES	$16,745,887	$327,386,745	$—	$344,132,632
Other Financial Instruments[1]
Assets	$179,200	$—	$—	$179,200
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$179,200	$—	$—	$179,200
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit